Borrowings - Maturity analysis for financial derivatives (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Borrowings
Payable	€ 53,643	€ 46,552
Receivable	56,181	51,039
Effect of discount/financing rates	(9,292)	(9,041)
Net receivable in relation to financial instruments	246	2,205
Trade and other payables	2,383	2,077
Trade and other receivables	2,629	4,282
Within one year
Borrowings
Payable	18,055	16,541
Receivable	18,363	16,462
In more than one year but less than two years
Borrowings
Payable	3,925	4,788
Receivable	3,875	5,201
In more than two years but less than three years
Borrowings
Payable	4,904	3,000
Receivable	4,911	3,141
In more than three years but less than four years
Borrowings
Payable	2,223	1,913
Receivable	2,324	2,038
In more than four years but less than five years
Borrowings
Payable	3,834	1,567
Receivable	3,687	1,706
In more than five years
Borrowings
Payable	20,702	18,743
Receivable	23,021	22,491
Derivative financial assets and liabilities
Borrowings
Effect of discount/financing rates	€ 2,292	€ 2,282